Goodwill and Intangible Assets - Future Amortization Expense (Detail) $ in Thousands	Jun. 30, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2017 - Remaining Period	$ 50,945
2018	90,275
2019	78,452
2020	67,579
2021	58,542
Thereafter	48,726
Total estimated amortization expense	$ 394,519